Note 13 - Derivatives - Effect of Derivative Instruments (Details) - Costamare Bulkers Holdings Limited Predecessor [Member] - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		May 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest rate caps (included component)		$ 0	$ (2,879)	$ (6,748)
Reclassification to Interest and finance costs			4,231	4,989
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		0	1,975	1,661
Other Comprehensive Income (Loss), Net of Tax		0	(904)	(5,087)
Interest Rate Cap [Member]
Interest rate caps (included component)		0	2,417	3,124
Interest rate caps (excluded component) (1)	[1]	0	(1,065)	(4,883)
Reclassification to Interest and finance costs		0	(4,231)	(4,989)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		0	1,975	1,661
Other Comprehensive Income (Loss), Net of Tax		$ 0	$ (904)	$ (5,087)

[1]	Excluded component represents interest rate caps instruments time value.